Discontinued operations (Details) - CAD ($)		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Revaluation of long-term derivative (Note 4)			$ 20,560,440	[1]	$ 33,080
Gain on step acquisition (Note 4)			4,895,573	[1]
Gain on disposition of the Apicore business		55,254,236		[1]
Income from discontinued operations		31,924,191	23,358,318	[1]
Apicore
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Revenue		22,759,385	7,798,838
Expenses		(47,936,485)	(9,263,926)
Revaluation of long-term derivative (Note 4)			20,560,440
Gain on step acquisition (Note 4)			4,895,573
(Loss) income from discontinued operations		(25,177,100)	23,990,925
Income tax recovery (expense)		1,847,055	(632,607)
Loss (income) after income tax recovery (expense)		(23,330,045)	23,358,318
Gain on disposition of the Apicore business	$ 55,254,236	55,254,236	0
Income from discontinued operations		$ 31,924,191	$ 23,358,318

[1]	Restated